FINANCIAL RISK MANAGEMENT (Liquidity risk) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings less cash and cash equivalents and other current and non-current investments	$ 1,734.9
Liquidity risk | 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	1,377.0
Liquidity risk | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	597.0
Liquidity risk | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	557.0
Liquidity risk | 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	539.0
Liquidity risk | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	116.0
Liquidity risk | Borrowings | 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	400.0
Liquidity risk | Borrowings | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	528.0
Liquidity risk | Borrowings | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	509.0
Liquidity risk | Borrowings | 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	510.0
Liquidity risk | Borrowings | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	90.0
Liquidity risk | Interests to be accrued | 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	70.0
Liquidity risk | Interests to be accrued | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	55.0
Liquidity risk | Interests to be accrued | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	35.0
Liquidity risk | Interests to be accrued | 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	15.0
Liquidity risk | Interests to be accrued | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	4.0
Liquidity risk | Trade payables and other liabilities | 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	907.0
Liquidity risk | Trade payables and other liabilities | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	14.0
Liquidity risk | Trade payables and other liabilities | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	13.0
Liquidity risk | Trade payables and other liabilities | 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	14.0
Liquidity risk | Trade payables and other liabilities | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	$ 22.0